SHAREHOLDERS' EQUITY - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Beginning balance (in shares)	1,248,159
Granted (in shares)	439,722
Exercised (in shares)	(158,693)
Cancelled (in shares)	(12,543)
Forfeited (in shares)	(81,892)
Ending balance (in shares)	1,434,753	1,248,159
Exercisable (in shares)	608,521
Weighted-average exercise price ($)
Beginning balance (in usd per share)	$ 25.53
Granted (in usd per share)	10.51
Exercised (in usd per share)	6.06
Cancelled (in usd per share)	199.10
Forfeited (in usd per share)	0.27
Ending balance (in usd per share)	23.00	$ 25.53
Exercisable (in usd per share)	$ 48.33
Weighted- average remaining contractual term (Years)
Weighted- average remaining contractual term (Years)	3 years 11 months 15 days	4 years 29 days
Exercisable	2 years 6 months 29 days
Aggregate intrinsic value ($)
Intrinsic value, outstanding	$ 142,015	$ 184,832
Intrinsic value, exercisable	$ 51,459